iShares
®
MSCI Malaysia ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  50 .4%
AMMB Holdings Bhd ...................... 7,805,637 $ 12,750,860
CIMB Group Holdings Bhd .................. 24,595,812 46,379,476
Hong Leong Bank Bhd ..................... 2,042,240 10,751,100
Malayan Banking Bhd ...................... 18,041,981 48,418,160
Public Bank Bhd ......................... 45,716,700 54,313,494
RHB Bank Bhd .......................... 5,821,602 12,054,964
184,668,054
a
Chemicals  —  2 .7%
Petronas Chemicals Group Bhd
(a)
.............. 7,536,800 9,903,336
a
Construction & Engineering  —  4 .6%
Gamuda Bhd
(a)
.......................... 15,899,418 16,852,634
a
Diversified Telecommunication Services  —  1 .8%
Telekom Malaysia Bhd ..................... 3,615,500 6,747,718
a
Electric Utilities  —  8 .1%
Tenaga Nasional Bhd ...................... 8,237,412 29,669,017
a
Food Products  —  6 .7%
IOI Corp. Bhd ........................... 7,401,530 7,448,846
Kuala Lumpur Kepong Bhd .................. 1,489,689 7,634,421
SD Guthrie Bhd .......................... 6,515,255 9,546,944
24,630,211
a
Gas Utilities  —  2 .9%
Petronas Gas Bhd ........................ 2,485,500 10,719,306
a
Health Care Providers & Services  —  3 .4%
IHH Healthcare Bhd
(a)
...................... 5,410,900 12,299,192
a
Industrial Conglomerates  —  3 .2%
Sunway Bhd ............................ 8,548,500 11,635,488
a
Security Shares Value
a
Marine Transportation  —  2 .4%
MISC Bhd .............................. 4,205,320 $ 8,638,356
a
Metals & Mining  —  7 .2%
Press Metal Aluminium Holdings Bhd ........... 11,643,700 26,400,115
a
Multi-Utilities  —  2 .7%
YTL Power International Bhd ................. 9,559,480 10,031,584
a
Wireless Telecommunication Services  —  3 .7%
CELCOMDIGI Bhd ........................ 9,210,200 7,087,865
Maxis Bhd ............................. 6,766,300 6,333,237
13,421,102
a
Total Long-Term Investments — 99.8%
(Cost: $ 228,274,534 ) ................................ 365,616,113
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(b) (c) (d)
...................... 5,971,966 5,973,757
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 472,197 472,197
a
Total Short-Term Securities — 1.8%
(Cost: $ 6,446,431 ) .................................. 6,445,954
Total Investments — 101.6%
(Cost: $ 234,720,965 ) ................................ 372,062,067
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (5,878,399)
Net Assets — 100.0% ................................. $ 366,183,668
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,793,810  $ 2,180,868
(a)
$ —  $ (444) $ (477) $ 5,973,757  5,971,966  $ 281,709
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 310,000  162,197
(a)
—  —  —  472,197  472,197  14,499  —
$ —  $ (444) $ (477)
$ 6,445,954
$ 296,208  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Malaysia ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 5 06/19/26 $ 437 $ 146
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 44,551,725  $ 321,064,388  $ —  $ 365,616,113
Short-Term Securities
Money Market Funds ...................................... 6,445,954  —  —  6,445,954
$ 50,997,679  $ 321,064,388  $ —  $ 372,062,067
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 146  $ —  $ —  $ 146
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.